Benefits offered to team members (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total obligations	R$ 550,356	R$ 607,368
Fair value of plan assets	(56,613)	(119,671)
Consolidated net balance (non-current liabilities)	493,743	487,697
Novamont braskem america member
IfrsStatementLineItems [Line Items]
Fair value of plan assets	(54,665)	(117,509)
Braskem alemanha member
IfrsStatementLineItems [Line Items]
Fair value of plan assets	(1,948)	(2,162)
Defined benefit member
IfrsStatementLineItems [Line Items]
Total obligations	228,836	363,662
Defined benefit member | Novamont braskem america member
IfrsStatementLineItems [Line Items]
Total obligations	58,221	117,509
Defined benefit member | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Total obligations	23,053	22,960
Defined benefit member | Braskem alemanha and braskem holanda member
IfrsStatementLineItems [Line Items]
Total obligations	147,562	223,193
Health care plan member | Bradesco saude member
IfrsStatementLineItems [Line Items]
Total obligations	R$ 321,520	R$ 243,706